Note 4 - Cash, Cash Equivalents and Marketable Securities (10Q) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Notes Tables
Schedule of Cash and Cash Equivalents [Table Text Block]
	March 31, 2023	December 31, 2022

Cash in banking institutions	$631,002	$1,586,920
Money market funds	14,014,584	8,526,786
Total	$14,645,586	$10,113,706

	December 31,
	2022	2021
Cash in banking institutions	$1,586,920	$30,308,075
Money market funds	8,526,786	7,005,483
Total	$10,113,706	$37,313,558

Debt Securities, Available-for-Sale [Table Text Block]
	Amortized cost	Unrealized gains	Unrealized losses	Fair Value

March 31, 2023
Commercial paper	$1,995,318	210	$(1,437)	$1,994,091
U.S. treasury bonds	999,575	—	(1,896)	997,679
Total	$2,994,893	210	$(3,333)	$2,991,770

December 31, 2022
Commercial paper	$9,445,220	263	$(21,313)	$9,424,170
U.S. treasury bonds	2,999,095	—	(14,325)	2,984,770
Total	$12,444,315	263	$(35,638)	$12,408,940

	Amortized cost	Unrealized gains	Unrealized losses	Fair Value

Commercial paper	$9,445,220	$263	$(21,313)	$9,424,170
U.S. treasury bonds	2,999,095	—	(14,325)	2,984,770
Total	$12,444,315	$263	$(35,638)	$12,408,940